UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-30D

                   ANNUAL REPORT PURSUANT TO SECTION 30(b) OF
                       THE INVESTMENT COMPANY ACT OF 1940

                  For the annual period ended December 31, 1999

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
             (Exact name of Registrant as specified in its charter)

             Delaware                                75-2614883
             (State or other jurisdiction            (I.R.S. Employer
             of incorporation or organization)       Identification No.)

                         825 N.E. Multnomah, Suite 1600
                           Portland, Oregon 97232-4116
                    (Address of principal executive offices)
                                   (Zip code)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                         825 N.E. Multnomah, Suite 1600
                           Portland, Oregon 97232-4116

                                October 19, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   WhiteRock Portfolio Investors, L.L.C.
            (File No. 811-9104)

Ladies and Gentlemen:

      Please find enclosed for filing, pursuant to the requirements of Rule 30b2-1 under the Investment Company Act of 1940, a copy of the report to unitholders of WhiteRock Portfolio Investors, L.L.C., a registered closed-end investment company, for the fiscal year ended December 31, 1999. Please call the undersigned or Rhonda Brittain at (214) 754-8400 with any questions you may have.

                                    Sincerely,


                                    /s/ Dave McCampbell
                                    -------------------
                                    Vice President and Treasurer

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.

                                29 September 2000

TO THE MEMBERS OF WHITEROCK PORTFOLIO INVESTMENTS, L.L.C.

      Please find enclosed, for your information, the financial statements of Whiterock Portfolio Investors, L.L.C. for the periods ended December 31, 1999 and June 30, 2000. This information reflects the financial position of Whiterock as of the dates of these statements and its financial results for the periods shown. The statement for June 30, 2000 has not been audited. This information should be retained for future reference.

      Please feel free to contact the undersigned with any questions you may have or to up-date your personal information. Thanks.

                                        Sincerely,


                                        Rhonda S. Brittain

                                        ====================================
                                        telephone: 214 754 8459
                                        email: rbrittain@hudson-advisors.com
                                        ====================================

           825 NE Multnomah o Suite 1900 o Portland, Oregon 97232-4116

                   [Letterhead of PricewaterhouseCoopers LLP]

                        Report of Independent Accountants

To the Board of Managers of
WhiteRock Portfolio Investors, L.L.C.:

In our opinion, based upon our audits and the report of other auditors, the accompanying balance sheets and the related statements of income, changes in net assets, cash flows and financial highlights present fairly, in all material respects, the financial position of WhiteRock Portfolio Investors, L.L.C. (a Limited Liability Company) at December 31, 1999 and 1998, and the results of its operations, changes in its net assets and its cash flows for the years then ended and the financial highlights for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Brazos Fund, L.P., a limited partnership investment, which represents 6%, 5% and 37% of the Company's net assets at December 31, 1999, 1998, and 1997, respectively, and 19%, 35% and 82% of the Company's net income for the years ended December 31, 1999, 1998 and 1997, respectively. Those statements were audited by other auditors whose reports thereon have been furnished to us. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for the opinion expressed above. The financial statements and financial highlights of the Company as of December 31, 1996 and 1995, and for the periods then ended were audited by other auditors whose report dated April 11, 1997, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

May 16, 2000

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
BALANCE SHEETS
December 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                       1999           1998
                                                   ------------   ------------
ASSETS

Investments in limited partnerships:
  Lone Star Opportunity Fund, L.P.                 $ 16,243,467   $ 21,306,519
  Brazos Fund, L.P.                                   1,063,814      1,122,715
                                                   ------------   ------------

     Total investments in limited partnerships       17,307,281     22,429,234

Cash and cash equivalents                                30,315          8,536
Accounts receivable - related parties                        --         30,884
                                                   ------------   ------------

     Total assets                                  $ 17,337,596   $ 22,468,654
                                                   ============   ============

LIABILITIES AND NET ASSETS

Liabilities, accounts payable - related parties $ 12,065 $ 19,152 Net assets (4,959,786 and 7,959,786 units
  outstanding, respectively)                         17,325,531     22,449,502
                                                   ------------   ------------

    Total liabilities and net assets               $ 17,337,596   $ 22,468,654
                                                   ============   ============

Net asset value per unit                           $       3.49   $       4.53
                                                   ============   ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
STATEMENTS OF INCOME
for the years ended December 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                       1999            1998
                                                   ------------    ------------

Investment income                                  $  3,712,288    $  2,978,045
Other income (expense)                                   (1,450)          4,567
                                                   ------------    ------------

                                                      3,710,838       2,982,612
Canadian tax on dividends received                        9,738           7,629
                                                   ------------    ------------

   Net investment income                              3,701,100       2,974,983

Unrealized appreciation on investments                  754,034         682,858
                                                   ------------    ------------

   Net income                                      $  4,455,134    $  3,657,841
                                                   ============    ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                       1999            1998
                                                   ------------    ------------

Net investment income                              $  3,701,100     $ 2,974,983

Unrealized appreciation on investments                  754,034         682,858
                                                   ------------    ------------

   Net increase in net assets resulting from
    operations                                        4,455,134       3,657,841
                                                   ------------    ------------

Distributions to members from net investment
 income                                              (7,754,432)     (5,054,371)

Distributions to members representing tax
 basis return of capital                             (1,824,673)     (2,180,629)
                                                   ------------    ------------

   Total distributions                               (9,579,105)     (7,235,000)

Increase in net assets from members' capital
 contributions                                               --       9,749,393
                                                   ------------    ------------

   Total increase (decrease) in net assets           (5,123,971)      6,172,234

Net assets, beginning of year                        22,449,502      16,277,268
                                                   ------------    ------------

Net assets, end of year                            $ 17,325,531    $ 22,449,502
                                                   ============    ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
STATEMENTS OF CASH FLOWS
for the years ended December 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                               1999             1998
                                                           ------------     ------------
Cash flows from operating activities:
  Net income                                               $  4,455,134     $  3,657,841
  Adjustments to reconcile net income to net
    cash provided by (used in) operating activities:
     Non-cash investment income                              (3,712,288)      (2,978,045)
     Unrealized appreciation on investments                    (754,034)        (682,858)
     Decrease (increase) in accounts receivable -
      related parties                                            30,884          (18,101)
     Decrease in accounts payable - related parties              (7,087)         (10,389)
                                                           ------------     ------------

         Net cash provided by (used in) operating
          activities                                             12,609          (31,552)
                                                           ------------     ------------

Cash flows from investing activities:
  Investments in limited partnerships                                --      (10,467,208)
  Distributions received from limited partnerships
   investments                                                9,588,275        7,966,095
                                                           ------------     ------------

         Net cash provided by (used in) investing
          activities                                          9,588,275       (2,501,113)
                                                           ------------     ------------

Cash flows from financing activities:
  Member capital contributions                                       --        9,749,393
  Member capital distributions                               (9,579,105)      (7,235,000)
                                                           ------------     ------------

        Net cash provided by (used in) financing
         activities                                          (9,579,105)       2,514,393
                                                           ------------     ------------

Net increase (decrease) in cash and cash equivalents             21,779          (18,272)

Cash and cash equivalents, beginning of year                      8,536           26,808
                                                           ------------     ------------

Cash and cash equivalents, end of year                     $     30,315     $      8,536
                                                           ============     ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          September 29,
                                                                                        1995 (inception)
                                                       Years ended December 31,             through
                                                 ------------------------------------      December 31,
                                                  1999      1998      1997      1996          1995
                                                 ------    ------    ------    ------   -----------------
Operating performance:

  Net asset value, beginning of period           $ 4.53    $ 5.38    $ 6.50    $14.48        $   --

  Net investment income                            0.75      0.82      1.53      2.79         (0.07)
  Unrealized appreciation (depreciation)
   on investments                                  0.15      0.20     (0.27)       --            --
                                                 ------    ------    ------    ------        ------

    Net increase in net asset value resulting
     from operations                               0.90      1.02      1.26      2.79         (0.07)
                                                 ------    ------    ------    ------        ------

Capital contributions from members                   --        --        --        --         14.55

Distributions to members from net
 investment income                                (1.56)    (1.31)                               --

Distributions to members representing tax
 basis return of capital                          (0.38)    (0.56)    (2.38)   (10.77)           --
                                                 ------    ------    ------    ------        ------

Net asset value, end of period                   $ 3.49    $ 4.53    $ 5.38    $ 6.50        $14.48
                                                 ======    ======    ======    ======        ======

Total investment return *                         78.13%    40.46%    33.32%    35.26%        (0.49%)
                                                 ======    ======    ======    ======        ======

Ratio of net investment income to average
 net assets                                       18.61%    15.36%    20.08%    29.03%        (0.49%)
                                                 ======    ======    ======    ======        ======

* Total investment return represents aggregate net income (since inception) to net assets at the end of the period.

    The accompanying notes are an integral part of these financial statements

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    Description of Business:

      WhiteRock Portfolio Investors, L.L.C. (WhiteRock) was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and real estate owned (REO) portfolios, and high yield commercial mortgage-backed securities, including but not limited to investing in entities organized or to be organized by Brazos Fund, L.P. (Brazos), Lone Star Opportunity Fund, L.P. (Lone Star) and their affiliates.

      The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. The term of WhiteRock is six years and eleven months from the date of inception.

      Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

2.    Significant Accounting Policies:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments in limited partnerships

      Investments in Brazos and Lone Star as of December 31, 1999 are recorded at estimated fair value. The fair value estimate of the investments is determined based on projected future cash flows of the investments discounted at a market rate of return for investments with similar risks.

      The estimated fair values of investments do not necessarily represent the amounts that may be realized from their immediate sale or disposition. Because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

      WhiteRock recognizes investment income from its respective share of the income reported by the limited liability partnerships, based on its ownership percentages.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

2.    Significant Accounting Policies, continued:

      Cash and cash equivalents

      WhiteRock considers cash on deposit at financial institutions (that maintain insurance with the Federal Deposit Insurance Corporation) and highly liquid investments with original maturities of 90 days or less to be cash and cash equivalents.

      WhiteRock maintains its cash in deposit accounts which, at times, may exceed federally insured limits. WhiteRock has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash and cash equivalents.

      Income taxes

      As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. Federal income taxes are the responsibility of WhiteRock's members.

3.    Investments in Limited Partnerships:

      The primary focus of Brazos and Lone Star, WhiteRock's two investments at December 31, 1999, is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios and other real estate related assets. In addition, Lone Star targets a broad range of investments in various asset classes, property types, transaction structures and deal sizes. As of June 1996, new investment activity on Brazos was terminated with the sole focus on management and disposition of its portfolios. Lone Star continues to invest. The objective of the two funds is to achieve significant yields and capital gains for their partners. The projected holding period for each of these investments is three to five years. Brazos' and Lone Star's general partners are responsible for the evaluation, execution and management of the investments and investment opportunities of the respective funds. Brazos and Lone Star will invest only where they believe that they have a competitive advantage arising from their expertise in origination, evaluation, management and disposition of assets. As of December 31, 1999, Brazos and Lone Star have invested in six and twelve portfolios, respectively. The operations of Brazos and Lone Star are governed by limited partnership agreements (Agreements) dated March 30, 1995 and November 21, 1996, respectively. All profits, losses and cash distributions are allocated and governed in accordance with the Agreements.

      Summary contribution and distribution information related to Brazos and Lone Star through December 31, 1999 is as follows:

                                           Brazos           Lone Star
                                        ------------      ------------
      Contributions inception-to-date   $ 15,416,958      $ 20,717,814
                                        ============      ============
      Distributions inception-to-date   $ 21,661,200      $ 10,840,571
                                        ============      ============

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

3.    Investments in Limited Partnerships, continued:

      The following investments in limited partnerships have been valued in good faith by management:

                                                 December 31, 1999                           December 31, 1998
                                      ---------------------------------------    ----------------------------------------
                                                                   Percentage                                  Percentage
                         Ownership                    Estimated      of Net                       Estimated      of Net
                         Percentage       Cost        Fair Value     Assets           Cost        Fair Value     Assets
                         ----------       ----        ----------     ------           ----        ----------     ------

Lone Star Opportunity
 Fund, L.P.                 5.05%     $ 16,243,467   $ 16,243,467      94%       $ 21,306,519   $ 21,306,519       95%

Brazos Fund, L.P.           6.09%          677,923      1,063,814       6%          1,490,858      1,122,715        5%
                                      ------------   ------------     ---        ------------   ------------      ---

   Total investments                  $ 16,921,390   $ 17,307,281     100%       $ 22,797,377   $ 22,429,234      100%
                                      ============   ============     ===        ============   ============      ===

4.    Related Party Transactions:

      All WhiteRock expenses (except for Canadian taxes on dividends received), including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P., the general partner of Brazos, or its general partner, Brazos GenPar, Inc., and Lone Star Partners, L.P., the general partner of Lone Star. Lone Star Partners, L.P. also functions as WhiteRock's administrator, and in that capacity performs all accounting, reporting and income tax services.

      From time-to-time, WhiteRock has receivables from related parties relating to capital calls and payables to related parties for distributions declared but not paid. There were no receivables from related parties at December 31, 1999. At December 31, 1998, receivables from related parties totaled $30,884. Payables to related parties totaled $12,065 and $19,152, at December 31, 1999 and 1998, respectively. Related party receivables and payables are generally settled within one month.

      WhiteRock uses the facilities of the asset manager for Lone Star and Brazos to maintain all records and transact all business.